SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes the stock option activity for the six months ended June 30, 2022:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2021	2,121	$467.76
Grants	-	-
Exercised	-	-
Cancelled	(1,092)	134.40
Balance as of June 30, 2022	1,029	$481.46

The following summarizes the stock option activity for the years ended December 31, 2021 and 2020:

		Weighted-Average
	Options Outstanding	Exercise Price
Balance as of December 31, 2019	24	$29,760.00
Grants	782	398.46
Exercised	(8)	33,833.25
Cancelled	(63)	1,824.72
Balance as of December 31, 2020	735	$775.93
Grants	1,386	304.44
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	2,121	$-

SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST

The following summarizes certain information about stock options vested and expected to vest as of June 30, 2022:

	Number of Options	Weighted-Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
	Number of Options	Weighted-Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
Outstanding	1,029	8.39	$481.46
Exercisable	585	8.23	$735.99
Expected to vest	444	8.51	$303.82

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted-Average
	Options	(In Years)	Exercise Price
Outstanding	2,121	8.90	$467.76
Exercisable	344	8.42	$1,368.32
Expected to vest	1,777	8.99	$293.51

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following summarizes the restricted stock activity for the six months ended June 30, 2022:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2021	1,370	$639.22
Shares of restricted stock granted	-	-
Exercised	-	-
Cancelled	-	-
Balance as of June 30, 2022	1,370	$639.22

The following summarizes the restricted stock activity for the years ended December 31, 2021 and 2020:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2019	32	15,449.60
Shares of restricted stock granted	892	253.15
Exercised	-	-
Cancelled	(1)	9,600.00
Balance as of December 31, 2020	923	748.89
Shares of restricted stock granted	447	413.33
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	1,370	639.22

SCHEDULE OF RESTRICTED STOCK AWARD
Number of Restricted Stock Awards	June 30, 2022	December 31, 2021
Vested	1,370	1,370
Non-vested	-	-

	December 31,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	1,370	29
Non-vested	-	894

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED
	2021	2020
Expected term (years)	5.74	5.7
Expected stock price volatility	296.25%	316.43%
Weighted-average risk-free interest rate	0.62%	0.40%
Expected dividend	$0.00	$0.00